Borrowings and financial liabilities - Accounting treatment of KREOS 2021 hybrid financing (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 09, 2021	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Nov. 19, 2021
Borrowings and financial liabilities
Fair value of the convertible notes		€ (14,961)		€ 23,485
Reduction in the equity recognized for redemption value of the 2018 BSAs		32	€ 47
Non-convertible bonds and convertible notes to Kreos
Borrowings and financial liabilities
(+) Gross cash inflow	€ 5,500
Financial debt for tranches A and B
Borrowings and financial liabilities
Fair value of the convertible notes					€ 4,300
Liability derivatives for premiums received on options sold
Borrowings and financial liabilities
Fair value of the convertible notes					1,200
Bifurcated conversion options of tranches A and B
Borrowings and financial liabilities
Fair value of the convertible notes					(464)
BSA Kreos 2021
Borrowings and financial liabilities
Fair value of the convertible notes					710
Financial compensation for the 2018 BSAs bought back
Borrowings and financial liabilities
Fair value of the convertible notes					€ 48
KREOS Contract
Borrowings and financial liabilities
Gross proceed Tr C		677
KREOS 2021 day one gain
Borrowings and financial liabilities
Gross proceed Tr C		€ 98
KREOS 2021 - Non-convert Tranches
Borrowings and financial liabilities
Average effective interest rate		26.37%
KREOS 2021 - Convert Tranches
Borrowings and financial liabilities
Average effective interest rate		22.85%